As filed with the Securities and Exchange Commission on September 24, 2002.


                                                              File No. 333-47467
                                                                       811-08689
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                            ------------------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 7
                        -------------------------------
                              THE NEVIS FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                        -------------------------------
                              1119 St. Paul Street
                              Baltimore, MD 21202
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number: (410) 385-2645

                        -------------------------------
                            David R. Wilmerding, III
                                   President
                              The Nevis Fund, Inc.
                              1119 St. Paul Street
                              Baltimore, MD 21202

                                    Copy to:
                             Richard W. Grant, Esq.
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103
                        -------------------------------
It is proposed that this filing will become effective (check appropriate box)


X     Immediately upon filing pursuant to paragraph (b)

__    on (date) pursuant to
__    60 days after filing pursuant to paragraph (a) (1)
__    on (date) pursuant to paragraph (a) (1)
__    75 days after filing pursuant to paragraph (a) (2)
__    on (date) pursuant to paragraph (a) (2) of Rule 485

================================================================================

                                   PROSPECTUS


                               September 25, 2002





                              THE NEVIS FUND, INC.


         The Nevis Fund, Inc. is a no-load mutual fund seeking long-term capital appreciation.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS
     PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                    ----------

                               Investment Adviser
                          Nevis Capital Management LLC
                              1119 St. Paul Street
                               Baltimore, MD 21202

                                   Distributor
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

--------------------------------------------------------------------------------
                              ABOUT THIS PROSPECTUS

     This prospectus gives you important information about The Nevis Fund, Inc. (the "Fund") that you should know about before investing. Please read this prospectus and keep it for future reference. This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:


An Overview of the Fund ........................ 3
Fees and Expenses of the Fund .................. 4
The Fund's Investments and Strategies .......... 5
More About Risk ................................ 5
Purchasing and Selling Fund Shares ............. 6
Dividends, Distributions and Taxes .............12
Fund Management ................................13
Financial Highlights ...........................14


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                                 AN OVERVIEW OF
                                    THE FUND

     This section describes the Fund's investment goals and strategies and the principal risks of investing in the Fund.

INVESTMENT GOALS AND STRATEGIES OF THE FUND
     The Fund's goal is long-term capital appreciation. The Fund generally follows a growth strategy in selecting securities but may select stocks based upon value-oriented criteria.
     The Fund's investment strategy is founded on the belief that over time the performance of a company's stock will track the growth of its earnings. The Fund's investment adviser will select investments for the Fund characterized by businesses that generate high returns on invested capital and have strong, positive cash flows. When analyzing a company's earnings growth, the investment adviser attempts to determine its sustainable rate of growth of operating earnings. The investment adviser is not interested in companies that report unsustainable earnings growth attributable to investment income, extraordinary gains or accounting legerdemain. The Fund generally invests in companies with market capitalizations of more than $100 million, but may invest in companies of any size.
     The Fund's investment strategy also requires the investment adviser to be sensitive to valuation when selecting stocks for the Fund's portfolio. Typically, the stocks purchased by the Fund will have a price earnings (P/E) multiple no greater than 75% of the company's long-term sustainable growth rate. The Fund's investment adviser pays careful attention to a company's capital structure, preferring companies with conservatively capitalized balance sheets that are self-financing.
     The Fund's investment adviser will generally sell a security when the investment criteria no longer applies. The Fund takes a long-term approach to investing, and as a result, the Fund expects it will generally experience relatively low portfolio turnover.

PRINCIPAL RISKS OF INVESTING
IN THE FUND
     You may lose money on your investment in the Fund, just as you could with other investments. As with all mutual funds, Fund shares are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.
     The value of your investment in the Fund is based on the market prices of the securities the Fund holds. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
     The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. These companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies.
     The Fund may select a security based upon value-oriented criteria. The principal risk of value investing is that the security may remain undervalued.
     The Fund is non-diversified, which means that it may invest in the securities of relatively few companies. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these companies and may experience increased volatility due to its investments in those securities.

--------------------------------------------------------------------------------
                                                                               3

     The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.*+

  [BAR CHART OMMITED, PLOT POINTS FOLLOWS]

     1999       286.53%
     2000       (24.94)%
     2001       (44.37)%


     BEST QUARTER       WORST QUARTER
        58.66%            (39.59)%
       03/31/99           03/31/01

*The performance information shown above is based on full calendar years. The
 Fund's total return from January 1, 2002 to June 30, 2002 was (41.84)%.


+The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. In addition, investing in technology, science and small capitalization companies entails specific risks, including increased volatility and above average price fluctuations. During certain prior fiscal periods, the Fund benefited substantially from first-day realized and unrealized gains from initial public offerings. These gains were particularly noteworthy given the Fund's relatively small asset base during portions of these periods. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future, especially if Fund assets remain at current levels or if they increase.


AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2001)

                                                        Since
                                  1 Year              Inception*
--------------------------------------------------------------------------------
Fund Return Before Taxes         (44.37)%               14.61%
--------------------------------------------------------------------------------
Fund Return After
  Taxes on Distributions         (44.37)%               13.51%
--------------------------------------------------------------------------------
Fund Return After
  Taxes on Distributions
  and Sale of Fund Shares        (27.02)%               11.82%
--------------------------------------------------------------------------------
Russell 2000 Index (reflects
  no deduction for  fees,
  expenses, or taxes)**            2.49%                 3.26%
--------------------------------------------------------------------------------

 *The Fund commenced operations on June 29, 1998. Frank Russell 2000 Index returns shown from June 30, 1998. Since inception through August 31, 2002, the average annual total return for the Fund and the Russell 2000 Index was (7.26)% and (2.41)%, respectively.
**The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index, representing 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.



--------------------------------------------------------------------------------
                                FEES AND EXPENSES
                                   OF THE FUND

   THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed
  on Purchases (as a % of offering price).........          None
Maximum Deferred Sales Charge
  (Load) (as a % of net asset value)..............          None
Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends and other
  Distributions (as a % of offering price)........          None
Redemption Fee (as a % of
  amount redeemed)................................        2.00%*


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees.................................           1.50%
Distribution and Service (12b-1) Fees...........            .00%
Other Expenses..................................         0.00%**
Total Annual Fund Operating Expenses............         1.50%**




--------------------------------------------------------------------------------

* Shares redeemed within 180 days of their purchase are subject to a 2% redemption fee. See "Purchasing and Selling Fund Shares - Selling Shares."

**The Fund's investment adviser has contractually agreed to pay all ordinary expenses of the Fund's operations. For more information about fees and expenses, see "Fund Management - Investment Adviser."


EXAMPLE
     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

--------------------------------------------------------------------------------
4

     The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                  1 Year      3 Years          5 Years       10 Years
                   $153        $474             $818          $1,791




--------------------------------------------------------------------------------
                      THE FUND'S INVESTMENTS AND STRATEGIES

     The Fund's primary investments and strategies are described under "An Overview of the Fund." The Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course there is no guarantee that the Fund will achieve its investment goal.

EQUITY SECURITIES
     Equity securities are the fundamental unit of ownership in a company. They represent a share of the company's earnings and assets, after it pays its liabilities. Equity securities offer greater potential for appreciation than other types of securities because their value increases directly with the value of the company's business. Equity securities include publicly and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.
     Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the company's earnings and assets after the company pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
     Holders of preferred stocks have the right to receive specified dividends before the company makes payments on its common stock. Some preferred stocks also participate in dividends and other distributions paid on common stock. Preferred stocks may permit the company to redeem the stock.
     Warrants give the Fund the option to buy a company's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing shareholders.

TEMPORARY INVESTMENTS
     The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with the Fund's goals. The Fund may not achieve its investment goal when so invested. The Fund will make such investments if the investment adviser believes that the risk of loss outweighs the opportunity for gains.


--------------------------------------------------------------------------------
                                 MORE ABOUT RISK

     There are risks associated with investing in the types of securities in which the Fund invests. As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

--------------------------------------------------------------------------------
                                                                               5

MARKET RISK
     Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, also is affected by prevailing interest rates, the credit quality of the issuer and any call provision.
     Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

SMALLER CAPITALIZATION
COMPANY RISK
     The Fund may invest in smaller capitalization companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. Therefore, small-cap stocks may be more volatile than those of larger companies. The stocks of smaller capitalization companies tend to have less trading volume than the stocks of larger companies. Less trading volume may make it more difficult for the Fund to sell a small-cap stock at its quoted market price. Finally, there are periods when investing in small-cap stocks falls out of favor with investors and these stocks may underperform relative to other sectors or the overall market.

NON-DIVERSIFICATION RISK
     The Fund is a non-diversified investment company. As such, it likely will invest in the securities of relatively fewer companies than diversified funds and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have incurred had it invested in a greater number of companies.


PERFORMANCE RISK
     The Fund participates in the initial public offering (IPO) market. The Fund may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Fund's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sections of the markets where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.


--------------------------------------------------------------------------------
                                 PURCHASING AND
                               SELLING FUND SHARES


HOW  TO CONTACT THE FUND
         Write to us at:
         The Nevis Fund, Inc.
         P.O. Box 446
         Portland, ME 04112
         or
         Two Portland Square
         Portland, ME 04101

     Telephone us toll-free at:
         (877) 44-NEVIS

     Wire investments (or ACH payments) to us at:

         First Union National Bank
         ABA #031201467
         For Credit to:
           Account # 2014215593095

         The Nevis Fund, Inc.
         (Your name)
         (Your account number)
         (Your Social Security number or tax identification number)

--------------------------------------------------------------------------------
6

GENERAL INFORMATION
     You pay no sales charge to purchase or sell (redeem) shares of the Fund. The Fund purchases and sells shares at the net asset value per share (NAV) next calculated after the Fund's transfer agent receives your transaction request in proper form. For instance, if the transfer agent receives your transaction request in proper form prior to 4:00 p.m. (Eastern time), your transaction will be priced at that day's NAV. If the transfer agent receives your request after 4:00 p.m. (Eastern time), your transaction will be priced at the next day's NAV. Purchases and redemptions of Fund shares may be made on any day on which both the Federal Reserve Bank and the New York Stock Exchange are open. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.
     Shares purchased and redeemed within 180 days of their purchase are subject to a redemption fee equal to 2% of the NAV next calculated after receipt of the redemption request in proper form.
     The Fund does not issue share certificates.
     You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.
     The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.
     WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when either the New York Stock Exchange or the Federal Reserve Bank is closed. The time at which NAV is calculated may be changed in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available or may be unreliable, the Fund values securities at fair value using methods approved by the Fund's board of directors.
     TRANSACTIONS THROUGH THIRD PARTIES. You may purchase and redeem shares of the Fund through a broker or an agent, including banks, retirement plans and financial advisers. You may be charged a fee if you make a purchase or redemption of shares of the Fund through a broker or an agent. Such fees may vary among brokers and agents but in all cases will be retained by the broker or agent and not remitted to the Fund or the Fund's investment adviser. The Fund may authorize one or more brokers, financial institutions or other service providers (Processing Intermediaries), who may designate other Processing Intermediaries, to accept purchase and redemption orders on behalf of the Fund. In such event, the Fund will be deemed to have received a purchase or redemption order when accepted by the Processing Intermediary and the order will be priced at the Fund's NAV next calculated after the order is accepted by the Processing Intermediary. Consult a representative of your financial institution or retirement plan for further information.
     RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

PURCHASING SHARES


     HOW TO MAKE PAYMENTS. All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.
     CHECKS. For individual or UGMA/UTMA accounts, the check must be made payable to "The Nevis Fund, Inc." or to one or more owners of the account and endorsed to "The Nevis Fund, Inc." For all other accounts, the check must be made payable on its face to "The Nevis Fund, Inc."


--------------------------------------------------------------------------------
                                                                               7

     PURCHASES BY AUTOMATED CLEARING HOUSE (ACH). This service allows the purchase of additional shares through an electronic transfer of money from a checking or savings account. When an additional purchase is made by telephone, the Fund's transfer agent will automatically debit the pre-designated bank account for the desired amount. Shareholders may call (877) 44-NEVIS to request an ACH transaction.
     WIRES. Instruct your financial institution to wire payment to us. Your financial institution may charge you a fee for this service.
     MINIMUM INVESTMENTS. The Fund accepts payments in the following minimum amounts:

                                   ---------------------------------------------
                                     MINIMUM           MINIMUM
                                    INITIAL          ADDITIONAL
                                   INVESTMENT        INVESTMENT
--------------------------------------------------------------------------------
  Standard Accounts                  $10,000            $500
--------------------------------------------------------------------------------
  Traditional and Roth
    IRA Accounts                      $2,000            None
--------------------------------------------------------------------------------
  Systematic Investment
    Plans                            $10,000             $50
--------------------------------------------------------------------------------
  Systematic Withdrawal
    Plans                            $25,000             $50
--------------------------------------------------------------------------------


     Management of the Fund may choose to waive the investment minimum.


--------------------------------------------------------------------------------
8

ACCOUNT REQUIREMENTS


  TYPE OF ACCOUNT
  ---------------

  INDIVIDUAL, SOLE PROPRIETORSHIP AND
  JOINT ACCOUNTS


  REQUIREMENTS
  ------------


 o Individual accounts are owned by one person, as are sole proprietorship accounts
 o Joint accounts can have two or more owners (tenants)
 o Instructions must be signed by all persons required to sign (you choose who must sign) exactly as each name appears on the account

--------------------------------------------------------------------------------

  TYPE OF ACCOUNT
  ---------------

  GIFTS OR TRANSFERS TO A MINOR
  (UGMA, UTMA)
  These custodial accounts provide a way to give money to a child and obtain tax benefits. You can give up to $10,000 a year per child without paying Federal gift tax.

  REQUIREMENTS
  ------------

 o Depending on state laws, you can set up a custodial account under the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act
 o The trustee must sign instructions in a manner indicating trustee capacity
 o To the extent the investment income of a child under 14 exceeds $1,400 for the tax year, it may be subject to taxation at the parent's top marginal rate

--------------------------------------------------------------------------------


  TYPE OF ACCOUNT
  ---------------

  BUSINESS ENTITIES

  REQUIREMENTS
  ------------

 o For entities with officers, provide an original or certified copy of a resolution that identifies the authorized signers for the account
 o For entities with partners or similar parties, provide a certified partnership agreement or organizational document, or certified pages from the partnership agreement or organizational document, that identify the partners or similar parties

--------------------------------------------------------------------------------

  TYPE OF ACCOUNT
  ---------------
  TRUSTS

  REQUIREMENTS
  ------------


 o The trust must be established before an account can be opened
 o Provide a certification for the trust, or the pages from the trust document that identify the trustees
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
9

INVESTMENT PROCEDURES

  TO OPEN AN ACCOUNT


  BY CHECK
  o Call or write us for an account application
  o Complete the application
  o Mail us your application and a check

  BY WIRE
  o Call or write us for an account application
  o Complete the application
  o Call us and fax the account application and you will be assigned an account number
  o Mail us your application
  o Instruct your bank to wire your money to us

  BY ACH PAYMENT
  o Call or write us for an account application
  o Complete the application
  o Call us and fax the account application and you will be assigned an account number
  o Mail us your application
  o Call the transfer agent to place ACH purchase


  TO ADD TO YOUR ACCOUNT



  BY CHECK
  o Fill out an investment slip from a confirmation statement OR write a letter to us
  o Write your account number on your check
  o Mail us the slip (or your letter) and a check

  BY WIRE
  o Call to notify us of your incoming wire
  o Instruct your bank to wire your money to us

  BY SYSTEMATIC INVESTMENT
  o Complete the Systematic Investment Plan (SIP) section on your account application
  o Attach a voided check to your application
  o Mail us the application and the voided check


     SYSTEMATIC INVESTMENTS. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $50.

     LIMITATIONS ON PURCHASES. The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes requests from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

     CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or its transfer agent, and the Fund may redeem shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or redemption due to nonpayment.

--------------------------------------------------------------------------------
10

SELLING SHARES
     The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

  TO SELL SHARES FROM YOUR ACCOUNT


  BY MAIL
  o Prepare a written request including:
    o Your name(s) and signature(s)
    o Your account number
    o The Fund's name
    o The dollar amount or number of shares you want to sell
    o How and where to send your proceeds
  o Obtain a signature guarantee (if required)
  o Obtain other documentation (if required)
  o Mail us your request and documentation

  BY WIRE
  o Wire requests are only available if:
    o You did not decline wire redemption privileges on your account application AND
    o Your request is for $5,000 or more
  o Call us with your request (unless you have declined telephone redemption privileges
    -- See "By Telephone") OR
  o Mail us your request (See "By Mail")


  BY TELEPHONE
  o Call us with your request (unless you declined telephone redemption privileges on your account application)
  o Provide the following information:
    o Your account number
    o Exact name(s) in which account is registered
    o Additional form of identification
  o Your proceeds will be:
    o Mailed to you OR
    o Wired to you (unless amount is under $5,000 or you have declined wire redemption privileges -- See "By Wire")

  AUTOMATICALLY
  o Complete the Systematic Withdrawal Plan (SWP) section on your account application
  o Attach a voided check to your application
  o Mail us your application and the voided check

--------------------------------------------------------------------------------
                                                                              11

     TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Fund's transfer agent takes reasonable measures to verify the order.
     WIRE REDEMPTION PRIVILEGES. You may redeem shares by wire unless you declined wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $5,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.
     SYSTEMATIC WITHDRAWAL. If you own shares of the Fund with an aggregate value of at least $25,000, you may request a specified amount of money from your account once a month or quarter or semi-annual or annual period on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $50.
     SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:
 o Written requests to redeem $50,000 or more
 o Changes to shareholder's record name
 o Redemption from an account for which the address or account registration has changed within the last 30 days
 o Sending redemption proceeds to any person, address, brokerage firm, or bank account not on record
 o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
 o Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account
     A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.
     SMALL ACCOUNTS. If the value of your account falls below $10,000 (with the exception of an IRA account), the Fund may ask you to increase your balance. If the account value is still below $10,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.
     REDEMPTION IN KIND. The Fund reserves the right to make redemptions
"in kind"--payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).
     LOST ACCOUNTS. The Fund's transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Fund's transfer agent will be reinvested and the checks will be canceled.



--------------------------------------------------------------------------------
                                   DIVIDENDS,
                             DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS
     The Fund distributes substantially all of its investment income and capital gains annually.
     Your dividends and capital gains distributions will be automatically reinvested in additional Fund shares, unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

--------------------------------------------------------------------------------
12

TAXES
     PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL, AND FOREIGN INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.
     At least annually, the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them in additional Fund shares. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares. Each sale, exchange, or redemption of shares is generally a taxable event. The individual tax rate on any gain from the sale or exchange of your shares depends upon your marginal tax rate and the length of time you have held your shares.
     More information about taxes is in the Statement of Additional Information.


--------------------------------------------------------------------------------
                                 FUND MANAGEMENT


BOARD OF DIRECTORS
     The business and affairs of the Fund are managed under the supervision of its board of directors. The board approves all significant agreements between the Fund and its service providers, including agreements with the Fund's investment adviser, distributor, administrator, transfer agent and custodian. A majority of the Fund's directors are not affiliated with the investment adviser or the distributor of the Fund.


INVESTMENT ADVISER
     Nevis Capital Management LLC (the Adviser) is the Fund's investment adviser. As investment adviser to the Fund, the Adviser manages the Fund's investment portfolio. It makes decisions as to which securities to buy and which securities to sell.
     During the last fiscal year, the Fund paid the Adviser an annual investment advisory fee equal to 1.50% of the Fund's average daily net assets. The Adviser has contractually agreed to pay all ordinary expenses incurred in the conduct of the Fund's operations. The Fund will bear any extraordinary expenses incurred in the course of its business.
     The Adviser's predecessor firm, Nevis Capital Management, Inc., was founded in 1991 by David R. Wilmerding, III and Jon C. Baker to provide a vehicle for investing in superior growth companies in a focused manner and was reorganized in 2001 as Nevis Capital Management LLC, a limited liability company. The Adviser provides investment advisory services to institutional investors, as well as high net worth individual investors. The Adviser acts as investment adviser to private accounts and investment company portfolios with aggregate assets of approximately $171 million as of August 31, 2002.
     Messrs. Wilmerding and Baker, as portfolio managers, are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Wilmerding is a Managing Member of the Adviser. He has more than 16 years of investment experience and has been a portfolio manager with the Adviser and its predecessor firm since July 1991. Mr. Baker is a Managing Member of the Adviser. He has more than 13 years of investment experience and has been a portfolio manager with the Adviser and its predecessor firm since September 1991.



--------------------------------------------------------------------------------
13

DISTRIBUTION OF FUND SHARES
     Shares of the Fund are distributed through SEI Investments Distribution Co. The Fund's distributor markets shares of the Fund to institutions and individuals, directly or through brokers and other financial institutions that have an agreement with the distributor. The Fund does not pay the distributor or others for distribution services. The Adviser may pay fees to brokers and other financial institutions selling Fund shares to compensate them for services they provide to their customers.
     The Fund's distributor may from time to time, in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any source available to it. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.



--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS


     The table that follows presents performance information about Fund shares and is intended to help you understand the Fund's financial performance for the period of its operations. Some information reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have experienced (loss or gain, respectively) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the year ended May 31, 2002 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the periods ended May 31, 2001 and prior have been audited by other auditors, whose reports, along with the Fund's financial statements, are included in the Fund's annual reports. These annual reports are available upon request.

                                          FOR THE        FOR THE       FOR THE          FOR THE
                                       PERIOD ENDED   PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                                       MAY 31, 2002   MAY 31, 2001   MAY 31, 2000    MAY 31, 1999*
Net Asset Value,
  Beginning of
  Period..............................    $18.62         $30.98          $19.01           $10.00
----------------------------------------------------------------------------------------------------------------------------------
INCREASE/DECREASE
  FROM OPERATIONS:
Net Investment
  Loss................................    (0.32)         (0.31)          (0.19)           (0.01)
Realized and
  Unrealized Gains
  (Losses) on
  Securities..........................    (8.10)        (12.05)        14.81(1)             9.02
Total From
  Investment
  Operations..........................     10.20          18.62           33.63            19.01
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from
  capital gains.......................        --             --          (2.65)               --
Total Distributions...................        --             --          (2.65)               --
Net Asset Value,
  End of Period.......................    $10.20         $18.62          $30.98           $19.01
Total Return..........................  (45.22)%       (39.90)%        77.91%**         90.10%**
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of
  Period (000)........................   $36,632        $80,011        $197,497           $9,975
Ratio of Expenses to
  Average Net
  Assets(2)...........................     1.50%        1.50%           1.50%            1.50%
Ratio of Net Investment
  Loss to Average
  Net Assets(3).......................   (1.33)%      (1.45)%         (1.24)%          (1.03)%
Portfolio Turnover
  Rate................................    26.20%       21.86%          56.50%          251.60%


* For the period June 29, 1998 (commencement of operations) through May 31, 1999. All ratios for the period have been annualized. Total return for the period has not been annualized.

** The Fund benefited substantially from first-day realized and unrealized gains from initial public offerings during these periods. These gains were particularly noteworthy given the Fund's relatively small asset base during portions of these periods. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future, especially if Fund assets remain at current levels or if they increase.

(1)The amount for the year ended May 31, 2000 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.


(2)The annualized expense ratio without waivers and reimbursements for the period ended May 31, 2002 would have been 2.19%.

(3) The annualized net investment loss ratio without waivers and reimbursements for the period ended May 31, 2002 would have been (2.02)%.


--------------------------------------------------------------------------------
14

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------
                         WHERE TO FIND MORE INFORMATION

     More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL
INFORMATION (SAI)
     The SAI dated September 25, 2002, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
     These reports list the Fund's holdings and contain information from the Fund's investment adviser about strategies and recent market conditions and trends that significantly affected the Fund's performance during the year. The reports also contain detailed financial information about the Fund.


TO OBTAIN MORE INFORMATION
   BY TELEPHONE:Call toll-free at (877) 44-NEVIS
   BY MAIL:     Write to us:
                The Nevis Fund, Inc.
                c/o SEI Investments Global
                 Funds Services
                530 East Swedesford Road
                Wayne, PA 19087
   BY INTERNET: www.nevisfund.com
   FROM THE SEC: You also can obtain the SAI or the annual and semi-annual reports, as well as other information about the Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-08689.

NEV-PS-002-0100

                                 [LOGO OMITTED]

                                 The Nevis Fund




                                   PROSPECTUS
                               September 25, 2002

                              THE NEVIS FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 25, 2002

This Statement of Additional Information is not a prospectus but provides additional information that should be read in conjunction with the Fund's prospectus dated September 25, 2002 including any supplements thereto. The Fund's annual report (including financial statements for the fiscal year ended May 31, 2002) is incorporated by reference. To obtain additional copies of the prospectus or the annual report, please call toll-free at (877) 44-NEVIS.

The Fund's audited financial statements and the notes thereto and the report of the Independent Public Accountants dated July 18, 2002 for the fiscal year ended May 31, 2002, relating to the financial statements and financial highlights of the Fund are incorporated by reference herein. A copy of the Fund's 2002 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.


                                TABLE OF CONTENTS


                                                                          PAGE
General Information........................................................B-2

The Fund's Investments and Strategies......................................B-2

Portfolio Transactions and Brokerage.......................................B-11

Purchasing and Selling Fund Shares.........................................B-12

Taxation...................................................................B-13

Fund Management............................................................B-15

Fund Performance...........................................................B-22

Description of Capital Stock...............................................B-24

Transfer Agent.............................................................B-25

Custodian..................................................................B-25

Legal Counsel..............................................................B-25

Experts....................................................................B-25

                          Nevis Capital Management LLC
                               Investment Adviser

                               GENERAL INFORMATION

The Nevis Fund, Inc. is an open-end, non-diversified management investment company. Under the rules and regulations of the Securities and Exchange Commission (SEC), all mutual funds are required to furnish prospective investors with certain information regarding the activities of the fund being considered for investment. Important information concerning the Fund is included in the prospectus, which may be obtained without charge from the Fund. Some of the information required to be in this Statement of Additional Information (SAI) is also included in the prospectus. To avoid unnecessary repetition, references are made to related sections of the prospectus.

The Fund was incorporated under the laws of the State of Maryland on February 20, 1998.

The name "Nevis" has been licensed to the Fund by Nevis Capital Management LLC (formerly, Nevis Capital Management, Inc.), the Fund's investment adviser. Under this arrangement, the Fund is required to cease using the name "Nevis" upon the occurrence of certain events, including termination of Nevis Capital Management LLC as investment adviser of the Fund.

The Fund filed a registration statement with the SEC registering itself as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the 1940 Act), and registering an indefinite number of shares of the Fund under the Securities Act of 1933, as amended (the Securities Act). The Fund's prospectus and this SAI, which constitute part of the registration statement, do not contain all the information set forth in the registration statement, and the exhibits and schedules to the registration statement filed with the SEC. Copies of the registration statement, including those items omitted from this SAI, may be examined and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington DC 20549 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, IL 60661-2511. The SEC also maintains a Web site (http://www.sec.gov) which contains the registration statement and other information regarding the Fund.

                      THE FUND'S INVESTMENTS AND STRATEGIES

The following information supplements, and should be read in conjunction with, the discussion in the prospectus of the Fund's investments and strategies.

FOREIGN INVESTMENTS

The Fund may invest in foreign securities denominated in foreign currencies. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Fund's investment adviser will be able to anticipate these potential events or counter their effects.

HEDGING STRATEGIES

FUTURES TRANSACTIONS. The Fund may use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodity Futures Trading Commission (CFTC). The Fund may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund after taking into account unrealized profits and unrealized losses on any such instruments.

FUTURES CONTRACTS. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P 500 Index. A futures contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The Fund does not intend to enter into financial futures contracts during the current fiscal year.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of the Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

PURCHASING PUT AND CALL OPTIONS RELATING TO SECURITIES OR FUTURES CONTRACTS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put-buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call-buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

The Fund does not intend to purchase options on financial futures contracts during the current fiscal year.

WRITING PUT AND CALL OPTIONS. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to a FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If the price of the underlying instrument rises, a put-writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put-writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call-writer mitigates the effects of a price decline. At the same time, because a call-writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call-writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics than those of the securities in which it typically invests - for example, by hedging intermediate-term securities with a futures contract on an index of long-term bond prices, or by hedging stock holdings with a futures contract on a broad-based stock index such as the S&P 500 Index - which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance that a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively-low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded. OTC options for which no liquid secondary market exists will be subject to the Fund's policy regarding investing in illiquid and restricted securities. See "Illiquid and Restricted Securities" below.

OPTIONS AND FUTURES CONTRACTS RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Fund to the value of its investments over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 15% of the value of its net assets, measured at the time of investment, in illiquid securities. Both restricted securities (other than Rule 144A securities that are deemed to be liquid as discussed below), which may not be resold to the public without registration under the Securities Act, and securities that, due to their market or the nature of the security have no readily available market for their disposition, are considered to be not readily marketable or "illiquid". Limitations on resale and marketability may have the effect of preventing the Fund from disposing of a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registration. In purchasing illiquid securities, the Fund does not intend to engage in underwriting activities, except to the extent the Fund may be deemed to be a statutory underwriter under the Securities Act in purchasing or selling such securities. Illiquid securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies.

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of these investments.

Rule 144A under the Securities Act establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund may invest in Rule 144A securities, which are restricted securities and which may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A and provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Fund could adversely affect the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at a reasonable price.

Securities eligible for resale pursuant to Rule 144A will not be subject to the Fund's limitations on investing in securities that are not readily marketable, provided that the Fund's investment adviser determines that a liquid market exists for such securities under guidelines adopted and monitored by the Fund's board of directors. In making this determination, the investment adviser will consider the following factors, among others: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers).

INVESTMENT COMPANY SHARES

The Fund may invest up to 10% of its total assets in shares of other investment companies that invest exclusively in those securities in which the Fund may invest directly. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

MONEY MARKET INSTRUMENTS

From time to time the Fund may purchase high quality, short-term debt securities, commonly known as money market instruments. These securities include U.S. government securities, obligations of U.S. commercial banks and commercial paper. U.S. government securities include direct obligations of the U.S. government, which consist of bills, notes and bonds issued by the U.S. Treasury, and obligations issued by agencies of the U.S. government which, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States or are guaranteed by the U.S. Treasury or supported by the issuing agency's right to borrow from the U.S. Treasury.

The obligations of U.S. commercial banks include certificates of deposit and bankers' acceptances. Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest in varying amounts.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, deemed by the Fund's investment adviser to be creditworthy under criteria established by the board of directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of its custodian bank or its agent. The underlying securities, which in the case of the Fund must be issued by the U.S. Treasury, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund's investment adviser. These transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

SECURITIES LENDING

The Fund may lend securities to parties such as broker-dealers or institutional investors. The market value of loaned securities will not exceed one-third of the Fund's total assets. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and found satisfactory by the Fund's investment adviser.

It is the current view of the SEC that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% of collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

The Fund does not intend to lend portfolio securities during the current fiscal year.

SHORT SALES

A short sale is a sale of stock that one does not own. The short seller expects the market price of the security to fall, enabling him to purchase, at a lower price, shares to be delivered against the sale. A short sale against the box is a form of short sale in which the seller owns a sufficient number of shares to cover the sale, but borrows from a broker or other person the shares to be delivered against the sale. The seller may elect to replace the borrowed stock with shares purchased in the open market or with shares already owned.

The Fund may enter into short sales against the box with respect to securities it owns, or with respect to stocks underlying its convertible bond holdings. For example, if the Fund's investment adviser anticipates a decline in the price of the stock underlying a convertible security it holds, the Fund may sell the stock short. If the stock price substantially declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

When the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

THE FUND'S RIGHTS AS A SHAREHOLDER

The Fund does not intend to direct or administer the day-to-day operations of any company whose shares it holds. However, the Fund may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of directors and shareholders of a company when the Fund's investment adviser determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that the Fund may engage in, either individually or in conjunction with other shareholders, may include, among others: supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that the Fund could be involved in lawsuits related to such activities. The Fund's investment adviser will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Fund and the risk of actual liability if the Fund is involved in litigation. There is no guarantee, however, that litigation against the Fund will not be undertaken or liabilities incurred.

WARRANTS

Warrants are securities that give the Fund the right to purchase equity securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

INVESTMENT RESTRICTIONS

The Fund's investment strategies are subject to a number of restrictions that reflect self-imposed standards as well as regulatory limitations. The investment restrictions recited below are in addition to those described in the Fund's prospectus.

Investment restrictions which are designated as matters of fundamental policy may only be changed with the approval of a "majority of the outstanding voting securities" of the Fund.

Under the 1940 Act, the vote of a majority of the outstanding voting securities of a company means the vote of, at an annual or a special meeting of the security holders of the company duly called, (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such company, whichever is the less.

       The Fund may not as a matter of fundamental policy:

       (1)  Issue senior securities, except as permitted under the 1940 Act;

       (2) Effect short sales of securities or sell any security which it does not own unless by virtue of its ownership of other securities it has, at the time of sale, a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and, provided that if such right is conditional, the sale is made upon the same conditions; or purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

       (3) Borrow money, except that the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings);

       (4) Act as an underwriter of securities within the meaning of the U.S. federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of illiquid securities;

       (5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

       (6) Purchase or sell real estate, provided that the Fund may invest in securities of companies in the real estate industry and may purchase securities secured or otherwise supported by interests in real estate;

       (7) Purchase or sell commodities or commodities contracts, provided that the Fund may invest in financial futures and options on such futures; or

       (8) Make loans, except that the Fund may lend portfolio securities in accordance with its investment policies and may enter into, purchase or invest in repurchase agreements, debt instruments or other securities, whether or not the purchase is made upon the original issuance of the securities.

The following investment restrictions are not fundamental policies and may be changed by the Fund's board of directors without shareholder approval. The Fund will not as a matter of operating policy:

       (i) Borrow money, except that the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of its total assets are outstanding, the Fund will not purchase securities for investment;

       (ii) Invest in shares of any other investment company registered under the 1940 Act, except as permitted by federal law;

       (iii) Invest for the purpose of exercising control or management; or

       (iv)  Invest more than 20% of its total assets in foreign securities.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Fund's  investment  adviser is  responsible  for  decisions  to buy and sell securities for the Fund, for the selection of brokers and dealers to execute securities transactions and for negotiation of commission rates. Purchases and sales of securities on a securities exchange will be effected through broker-dealers which charge a commission for their services. The investment adviser may direct purchase and sale orders to any registered broker-dealer. In the over-the-counter market, transactions are effected on a "net" basis with dealers acting as principal for their own accounts without charging a stated commission, although the price of the security usually includes a profit to the dealer based on the spread between the bid and asked price for the security. The prices of securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession.

The investment adviser's primary consideration in effecting securities transactions is to obtain the most favorable price and execution of orders on an overall basis. As described below, the investment adviser may, in its discretion, effect agency transactions with broker-dealers that furnish research deemed by the investment adviser to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to the investment adviser with clients other than the Fund. Similarly, any research services received by the investment adviser through placement of portfolio transactions of other clients may be of value to the investment adviser in fulfilling its obligations to the Fund. No specific value can be determined for research services furnished without cost to the investment adviser by a broker-dealer. The Fund's investment adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the investment adviser's research and analysis. Therefore, it may tend to benefit the Fund by improving the investment adviser's investment advice.

The investment adviser's policy is to pay a broker-dealer commissions for particular transactions that are higher than might be charged if a different broker-dealer had been chosen when, in the investment adviser's opinion, this policy furthers the overall objective of obtaining the most favorable execution. The investment adviser is also authorized to pay broker-dealers higher commissions on brokerage transactions for the Fund in order to secure research services described above. In addition to agency transactions, the investment adviser may receive brokerage and research services in connection with certain riskless principal transactions.

The investment adviser manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the investment adviser.

The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the board of directors. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers is only applicable to transactions effected on an agency or riskless principal basis.

For the fiscal years ended May 31, 2000, 2001 and 2002, the Fund paid brokerage commissions of $97,470, $25,422 and $91,123, respectively. The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of May 31, 2002, the Fund did not hold any securities of its "regular brokers or dealers." As of May 31, 2002, the Fund held $439,272 in a repurchase agreement with J.P. Morgan Chase.

                       PURCHASING AND SELLING FUND SHARES

CALCULATION OF NET ASSET VALUE

The Fund's net asset value per share is determined as of the close of regular trading hours on the New York Stock Exchange (the NYSE), which is normally 4:00 p.m. (Eastern time), on each weekday except days when either the NYSE or the Federal Reserve Bank is closed (a Business Day). The NYSE is open for business on all weekdays except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities traded on a national exchange on the valuation date are valued at the last quoted sale price. Exchange traded securities for which there have been no reported sales on the valuation date and securities traded primarily in the over-the-counter market are valued at the last quoted bid prices. Securities or other assets for which market quotations are not readily available or may be unreliable are valued at their fair value as determined in good faith under procedures established and monitored by the Fund's board of directors. These procedures may include the use of an independent pricing service which calculates prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Debt obligations with maturities of 60 days or less are valued at amortized cost.

SELLING SHARES

The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

Under normal circumstances, the Fund will redeem shares as described in the prospectus. However, if the Fund's board of directors determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of portfolio securities in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Calculation of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

The Fund may cause the redemption of a share account with a balance of less than $10,000, provided that (1) the value of the account has been reduced for reasons other than market action below the minimum initial investment in such shares at the time the account was established, (2) the account has remained below the minimum level for 60 days, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the net asset value on the date fixed for redemption by the Fund. Prompt payment will be made by mail to the last known address of the shareholder.

GENERAL INFORMATION

The Fund and its distributor reserve the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the minimums for initial and subsequent investments in the Fund's shares at any time. In addition, the Fund may waive the minimum investment requirement for any investor. The factors to be considered in the waiver or variation of such minimum investments include, but are not limited to, the relationship of the investor to the Fund, the amount of the proposed investment, and the type of investor.

                                    TAXATION

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the prospectus is not intended as a substitute for careful tax planning.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the Code), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes, or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund expects to qualify as a regulated investment company (RIC) under Subchapter M of the Code. In order to qualify as a RIC for any taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the Income Requirement). In addition, at the close of each quarter of the Fund's taxable year, (1) at least 50% of the value of its assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses (the Asset Diversification Test). Generally, the Fund will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of portfolio assets not attributable to a purchase.

So long as the Fund otherwise qualifies under Subchapter M of the Code for a tax year, the Fund is not subject to federal income tax on its taxable net investment income and net capital gains that it distributes to shareholders, provided generally that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital loss) for the year (the Distribution Requirement) and complies with the other requirements of the Code described above.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. However, in the case of corporate shareholders, such dividend distributions generally will be eligible for the 70% dividends received deduction for "qualifying dividends," subject to certain limitations. The board of directors reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Code imposes a nondeductible 4% excise tax on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gains net income for the one- year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC will include in the amount distributed any amount taxed to the RIC as investment company taxable income or capital gains for any taxable year ending in such calendar year. The Fund intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for excise tax, but can give no assurances that its distributions will be sufficient to eliminate all taxes. However, the Fund may in certain circumstances liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

The Fund's transactions in futures contracts, options, and certain other investment activities (including investments in passive foreign investment companies (PFICs), may be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's net income. These rules could therefor affect the amount, timing, and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund and its shareholders.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to shareholders as an ordinary dividend, and any losses will reduce the Fund's ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce the Fund's ordinary income distributions, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities, which may reduce the return on such investments. It is not expected that the Fund will be able to pass-through to shareholders their pro rata share of foreign taxes paid by the Fund.

Any distributions by the Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income.

Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long the shareholder has held the Fund's shares. Capital gains distributions are not eligible for the dividends received deduction. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary net investment income dividends or net capital gain dividends as well as the portions of its capital gain dividends that constitute net long-term capital gain. Distributions of earnings and profits of the Fund other than distributions of net long-term capital gains are taxable to shareholders as ordinary income.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income, or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of time the shares have been held.

If capital gain distributions have been made with respect to shares of the Fund that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than 12 months and otherwise generally will be treated as a short-term capital gain or loss.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

The Fund will be required in certain cases to withhold, at the applicable tax withholding rate, and remit to the U.S. Treasury, the amount of tax withheld on distributions payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all, (ii) is subject to backup withholding by the Internal Revenue Service (IRS) for failure to properly report payments of interest or dividends, or (iii) has failed to provide the Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding.

Rules of state and local taxation of dividend and capital gains distributions from RICs and the ownership of shares of a RIC, often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund and also as to the application of the rules set forth above to a shareholder's particular circumstances.

                                 FUND MANAGEMENT

DIRECTORS

BOARD RESPONSIBILITIES. The Fund's board of directors consists of five directors. The Fund's business is managed under the direction of its board of directors. The board meets on a regularly scheduled basis during the Fund's fiscal year to review significant developments affecting the Fund and to act on matters requiring board approval. The board of directors also holds special meetings when an important matter requires board action between scheduled meetings.

The Fund's charter requires the Fund to indemnify its directors and officers to the full extent permitted by Maryland law. Nothing in the charter or bylaws of the Fund protects any director (or officer) against any liability to the Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

BOARD MEMBERS. The directors of the Fund, their ages, their length of term of office, and their principal occupations during the last five years are set forth below. Each director who is an "interested person" of the Fund (as defined in the 1940 Act) is indicated by an asterisk (*). Unless otherwise noted, the address of each director is 1119 St. Paul Street, Baltimore, Maryland 21202.


                                       POSITION(S) HELD                      PRINCIPAL OCCUPATIONS(S)
NAME AND ADDRESS              AGE      WITH REGISTRANT                       DURING THE PAST FIVE YEARS
----------------              ---      ---------------                       --------------------------

David R. Wilmerding, III*     41       President and Director                Managing Member, Nevis Capital
                                       (Since 1998)                          Management LLC.


Jon C. Baker*                 38       Senior Vice President,  Director and  Managing Member, Nevis Capital
                                       Secretary                             Management LLC.
                                       (Since 1998)

Joseph R. Hardiman            65       Director                              Retired; President and Chief Executive
                                       (Since 1998)                          Officer and a member of the Board of
                                                                             Directors and the Executive Committees
                                                                             of the National Association of
                                                                             Securities Dealers, Inc. and its
                                                                             wholly owned subsidiary, The Nasdaq
                                                                             Stock Market, Inc. from September 1987
                                                                             to January 1997.  Director, Corvis
                                                                             Corporation (optical networks),
                                                                             SoundView Technology Group, Inc.
                                                                             (investment banking), Deutsche Asset
                                                                             Management Funds and ISI Family of
                                                                             Funds.

Bailey Morris-Eck             59       Director                              Senior    Associate    of   the   Reuters
Good Fellowship Farm                   (Since 1999)                          Foundation      and      Director      of
3023 Black Rock Road                                                         Reuters/Carnegie  Public  Policy  Series.
Butler, MD  21023-1039                                                       Served   as   Vice   President   of   the
                                                                             Brookings  Institution  from  April  1997
                                                                             through  April  1999.  Served as a Senior
                                                                             Advisor   to  the   U.S.   President   on
                                                                             Economic  Policy and Summit  Coordination
                                                                             from  1994-1997.   Director,   Investment
                                                                             Company  of  America,  AMF,  AMCAP  Fund,
                                                                             Inc. and American Funds Group.

Charles E. Noell              50       Director                              General Partner of JMI Equity Fund,
                                       (Since 1998)                          L.P. since 1992.   Director, Peregrine
                                                                             Systems, Neon Systems.

------------------------
*Messrs.  Wilmerding and Baker are considered to be "interested  persons" of the Fund by virtue of their  affiliation with Nevis  Capital  Management  LLC,  the Fund's investment adviser.


BOARD STANDING COMMITTEES. The board has established the following standing committees:

o AUDIT COMMITTEE. The board has a standing Audit Committee that is composed of each of the independent directors of the Fund. The Audit Committee operates under a written charter approved by the board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the directors; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Fund's Administrator that are material to the Fund as a whole, if any, and management's responses to any such reports; reviewing the Fund's audited financial statements and considering any significant disputes between the Fund's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Fund's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Fund's internal financial controls; reviewing, in consultation with the Fund's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund's financial statements; and other audit related matters. Messrs. Hardiman and Noell and Ms. Morris-Eck currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed Fund fiscal year.

o FAIR VALUE PRICING COMMITTEE. The board has a standing Fair Value Pricing Committee that is composed of at least one independent director and various representatives of the Fund's service providers, as appointed by the board. The Fair Value Pricing Committee operates under procedures approved by the board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the board. The Fair Value Pricing Committee meets periodically, as necessary did not meet in the most recently completed Fund fiscal year. Messrs. Wilmerding, Baker, Golden, Conlan and Munch serve as members of the Fair Value Pricing Committee. Mr. Conlan is a non-voting member.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Investment Adviser," the board's continuance of the investment management agreement must be specifically approved at least annually (i) by the vote of the directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the directors who are not parties to the investment management agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the board of directors calls and holds a meeting to decide whether to renew the investment management agreement for the upcoming year. In preparation for the meeting, the board requests and reviews a wide variety of information from Nevis Capital Management LLC (the Adviser). The directors use this information, as well as information that other Fund service providers may submit to the Board and/or information the directors have obtained independently, to help them decide whether to renew the investment management agreement for another year.

Before this year's meeting in February 2002, the board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the board evaluate the Adviser's fee and other aspects of the investment management agreement. Other Fund service providers also provided the board with additional information at the meeting. The directors discussed the written materials that the board received before the meeting and the Adviser's oral presentation and any other information that the board received at the meeting, and deliberated on the renewal of the investment management agreement in light of this information. In its deliberations, the board did not identify any single piece of information that was all-important or controlling.

Based on the board's deliberations and its evaluation of the information described above, the board, including all of the independent directors, unanimously agreed to renew the agreement for another year in consideration that: (a) terms of the investment management agreement are fair and reasonable and (b) the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each director's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The directors and officers of the Fund own less than 1% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------------------------------------------
                                                                               AGGREGATE DOLLAR RANGE OF SHARES OF
                                                                                          ALL INVESTMENT
                                                                                        COMPANY SHARES IN
        NAME                        DOLLAR RANGE OF FUND SHARES                           FUND COMPLEX*
--------------------------------------------------------------------------------------------------------------------
     Wilmerding                            Over $100,000                                  Over $100,000
--------------------------------------------------------------------------------------------------------------------
        Baker                              Over $100,000                                  Over $100,000
--------------------------------------------------------------------------------------------------------------------
      Hardiman                             Over $100,000                                  Over $100,000
--------------------------------------------------------------------------------------------------------------------
     Morris-Eck                              $1-$10,000                                    $1 - $10,000
--------------------------------------------------------------------------------------------------------------------
        Noell                              Over $100,000                                  Over $100,000
--------------------------------------------------------------------------------------------------------------------

* The Fund is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Fund paid the following fees to the Directors during its most recently completed fiscal year.

--------------------------------------------------------------------------------------------------------------------
                                                            PENSION OR RETIREMENT
                                      AGGREGATE          BENEFITS ACCRUED AS PART OF     ESTIMATED ANNUAL BENEFITS
             NAME                   COMPENSATION*               FUND EXPENSES                UPON RETIREMENT
--------------------------------------------------------------------------------------------------------------------
          Wilmerding                      $0                         N/A                           N/A
--------------------------------------------------------------------------------------------------------------------
            Baker                         $0                         N/A                           N/A
--------------------------------------------------------------------------------------------------------------------
           Hardiman                     $9,000                       N/A                           N/A
--------------------------------------------------------------------------------------------------------------------
          Morris-Eck                    $6,500                       N/A                           N/A
--------------------------------------------------------------------------------------------------------------------
            Noell                       $9,000                       N/A                           N/A
--------------------------------------------------------------------------------------------------------------------

* The directors of the Fund who are "interested  persons" of the Fund within the meaning of the 1940 Act do not receive  compensation  directly from the Fund for serving in the capacities  described  above.  However,  those
directors who are affiliated  with  the  Fund's  investment   adviser  may  receive   remuneration indirectly
from the Fund for services  provided in their  respective  capacities with the investment adviser.


OFFICERS

The officers of the Fund, their ages, their length of term of office, and their principal occupations during the past five years are set forth below. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Fund for their services.


                                           POSITION(S) HELD                  PRINCIPAL OCCUPATIONS(S)
NAME AND ADDRESS                 AGE       WITH REGISTRANT                   DURING THE PAST FIVE YEARS
----------------                 ---       ---------------                   --------------------------

Peter Golden                     38        Controller,  Treasurer and Chief  Director of Funds Accounting of SEI
530 East Swedesford Road                   Financial Officer                 Investments since June 2001.  Vice
Wayne, PA 19087-1693                       (Since 2001)                      President of Fund Administration, J.P.
                                                                             Morgan Chase & Co., March 2000-April
                                                                             2001; Vice President, Fund and Pension
                                                                             Accounting, June 1997-March 2000.
                                                                             Administration Officer/Mutual Fund
                                                                             Servicing, Brown Brothers Harriman, May
                                                                             1993-June 1997.


Timothy D. Barto                 33        Vice   President  and  Assistant  Employed by SEI Investments since
                                           Secretary**                       October 1999.  Vice President and
                                           (Since 2000)                      Assistant Secretary of SEI Investments
                                                                             Mutual Fund Services and SEI
                                                                             Investments Distribution Co.  since
                                                                             December 1999.  Associate at Dechert
                                                                             Price & Rhoads (law firm), 1997-1999.
                                                                             Associate at Richter, Miller & Finn
                                                                             (law firm), 1994-1997.

Todd B. Cipperman                35        Vice   President  and  Assistant  Senior Vice President and General
                                           Secretary**                       Counsel of SEI Investments; Senior Vice
                                           (Since 2000)                      President, General Counsel and
                                                                             Secretary of SEI Investments Mutual
                                                                             Fund Services and SEI Investments
                                                                             Distribution Co. since 2000.  Vice
                                                                             President and Assistant Secretary of
                                                                             SEI Investments,  SEI Investments
                                                                             Mutual Fund Services and SEI
                                                                             Investments Distribution Co.,
                                                                             1995-2000.

Lydia M. Gavalis                 37        Vice   President  and  Assistant  Vice President and Assistant Secretary
                                           Secretary**                       of SEI Investments, SEI Investments
                                           (Since 1998)                      Mutual Fund Services and SEI
                                                                             Investments Distribution Co. since
                                                                             1998.  Assistant General Counsel and
                                                                             Director of Arbitration, Philadelphia
                                                                             Stock Exchange, 1989-1998.

Christine M. McCullough          40        Vice   President  and  Assistant  Employed by SEI Investments since
                                           Secretary**                       November 1, 1999.  Vice President and
                                           (Since 2000)                      Assistant Secretary of SEI Investments
                                                                             Mutual Fund Services and SEI
                                                                             Investments Distribution Co. since
                                                                             1999.  Associate at White and Williams
                                                                             LLP (law firm), 1991-1999

Sherry Kadjan  Vetterlein        39        Vice  President  and  Assistant   Vice  President  and Assistant  Secretary  of
                                           Secretary**                       SEI Investments  Mutual Fund Services and
                                           (Since 2001)                      SEI   Investments Distribution Co.
                                                                             since November 2001. Shareholder/Partner,
                                                                             Buchanan Ingersoll Professional Corporation
                                                                             (law firm), 1993-2000.


John C. Munch                    31        Vice   President  and  Assistant  Vice President and Assistant Secretary
                                           Secretary**                       of SEI Investments Mutual Fund Services
                                           (Since 2002)                      and SEI Investments Distribution Co.
                                                                             since November 2001.  Associate,
                                                                             Howard, Rice, Nemorvoski, Canady, Falk
                                                                             & Rabkin (law firm), 1998-2001.
                                                                             Associate, Seward & Kissel (law firm),
                                                                             1996-1998.

William E. Zitelli, Jr.          36        Vice   President  and  Assistant  Vice President and Assistant Secretary
                                           Secretary**                       of SEI Investments Mutual Fund Services
                                           (Since 2000)                      and SEI Investments Distribution Co.
                                                                             since August 2000.  Vice President,
                                                                             Merrill Lynch & Co. Asset Management
                                                                             Group (1998-2000).  Associate at Pepper
                                                                             Hamilton LLP (law firm), 1997-1998.
                                                                             Associate at MacMurray, Hewitt, Maynard
                                                                             & Kristol (law firm), 1994-1997.

------------------------

** These officers of the Fund also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset
Trust,  SEI Tax Exempt Trust,  STI Classic Funds,  STI Classic  Variable  Trust,
Turner Funds and UAM Funds Trust, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., Alpha Select Funds and Turner Funds distributed by SEI Investments Distribution Co.


CODE OF ETHICS

The board of directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, Adviser and SEI Investments Distribution Co. (the Distributor) have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees (access persons). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from investing in initial public offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

INVESTMENT ADVISER

The board of directors of the Fund has approved an investment management agreement between the Fund and the Adviser. Under the agreement, the Adviser manages the Fund's investments subject to the supervision and direction of the Fund's board of directors. The Adviser is responsible for providing a continuous investment program for the Fund, including the provision of investment research and management with respect to all securities and investments and cash equivalents purchased, sold, or held by the Fund, and the selection of broker-dealers through which securities transactions for the Fund will be executed. In carrying out its responsibilities, the Adviser is required to act in conformance with the Fund's charter, the 1940 Act and the Investment Advisers Act of 1940, as amended.

The investment management agreement will remain in effect for two years from the date of its initial execution and from year to year thereafter, so long as such continuance is specifically approved at least annually by the Fund's board of directors or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) and by the vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated by either the Fund or the Adviser on 60 days' written notice. It will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Adviser bears all expenses in connection with the performance of services under the investment management agreement with the Fund. In addition, the Adviser bears all ordinary expenses incurred in the conduct of the Fund's operations, including, without limitation, the following: expenses of organizing the Fund and continuing its existence; fees and expenses of preparing and filing the Fund's registration statement under the Securities Act and the 1940 Act, and any amendments thereto; fees and expenses of directors and officers of the Fund; fees for administrative services; expenses of preparing, printing and distributing prospectuses, shareholder reports and other materials to shareholders; interest; brokerage commissions; taxes and governmental fees; expenses of issue, purchase, repurchase and redemption of shares; charges and expenses of custodians, transfer agents, dividend disbursing agents and registrars; printing and mailing costs; expenses of auditing, accounting and legal services; expenses of meetings of the board of directors and shareholders and proxy solicitations; insurance expenses; and association membership dues. The Fund bears all extraordinary expenses incurred in the course of its business.

David R. Wilmerding, III and Jon C. Baker are principal stockholders of the Adviser. Further, Mr. Wilmerding and Mr. Baker serve as Managing Members of the Adviser.

The Adviser receives an investment advisory fee equal to 1.50% of Fund assets in connection with the performance of services under the investment management agreement with the Fund. For the fiscal years ended May 31, 2000, 2001 and 2002 the investment advisory fee paid by the Fund to the Adviser was $1,415,568, $1,896,112, and $455,868, respectively.

In addition to receiving its advisory fee, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in the Fund. In some instances, the Adviser may elect to credit against any investment management fee received from a client that is also a shareholder of the Fund an amount equal to all or a portion of the fee received by the Adviser from the Fund with respect to the client's assets invested in the Fund.

ADMINISTRATOR

SEI Investments Global Funds Services (the Administrator), One Freedom Valley Drive, Oaks, PA 19456, serves as the administrator for the Fund. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

Pursuant to an administration agreement between the Administrator and the Fund, the Administrator has agreed to provide certain fund accounting and administrative services to the Fund, including among other services, accounting relating to the Fund and its investment transactions; computing daily net asset values; monitoring the investments and income of the Fund for compliance with applicable tax laws; preparing for execution and filing federal and state tax returns, and semi-annual and annual shareholder reports; preparing monthly financial statements including a schedule of investments; assisting in the preparation of registration statements and other filings related to the registration of shares; coordinating contractual relationships and communications between the Fund's investment adviser and custodian; preparing and maintaining the Fund's books of account, records of securities transactions, and all other books and records in accordance with applicable laws, rules and regulations (including, but not limited to, those records required to be kept pursuant to the 1940 Act); and performing such other duties related to the administration of the Fund as may be agreed upon in writing by the parties to the respective agreements.

Compensation for the services and facilities provided by the Administrator under its administration agreement with the Fund includes payment of the Administrator's out-of-pocket expenses. The Administrator's reimbursable out-of-pocket expenses include, but are not limited to, postage and mailing, telephone, telex, Federal Express, independent pricing service charges, and record retention/storage.

For the fiscal years ended May 31, 2000, May 31, 2001 and May 31, 2002, the administration fees paid to the Administrator were $156,272, $176,869, and $88,211, respectively.

DISTRIBUTOR

The Distributor, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the principal underwriter and distributor for the Fund's shares pursuant to a distribution agreement with the Fund. The distribution agreement was initially approved by the Fund's board of directors. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Distributor is an indirect wholly-owned subsidiary of SEI Investments Company.

The Distributor offers shares of the Fund continuously and has agreed to use its best efforts to solicit purchase orders for shares. The Distributor is not obligated to sell any specific amount of shares of the Fund. The Distributor bears all expenses of providing services pursuant to its distribution agreement with the Fund. The Fund bears the expenses of registering its shares with the SEC and with applicable state regulatory authorities.

The distribution agreement will remain in effect for two years from the date of its initial execution and from year to year thereafter, so long as such continuance is specifically approved at least annually by the Fund's board of directors or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), and by the vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated by either the Fund or the Distributor on 60 days' written notice. It will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                                FUND PERFORMANCE

PERFORMANCE INFORMATION

From time to time, the Fund may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Total return may be advertised on a before tax basis, after taxes on distributions or after taxes on distributions and redemption. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of the Fund is calculated from two factors: the amount of dividends earned by the Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance.

Performance information for the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of the Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of the Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Fund are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Fund are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for the Fund was as follows for the one-year and since inception periods ended May 31, 2002.

----------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------
                                                                ONE YEAR                    SINCE INCEPTION (6/29/98)
----------------------------------------------------------------------------------------------------------------------
     Before Tax                                                 (45.22)%                              2.78%
----------------------------------------------------------------------------------------------------------------------
     After-Tax on Distributions                                 (45.22)%                              1.90%
----------------------------------------------------------------------------------------------------------------------
     After-Tax on Distributions                                 (27.77)%                              2.30%
     and Redemption
----------------------------------------------------------------------------------------------------------------------


                          DESCRIPTION OF CAPITAL STOCK

The Fund is authorized to issue 100,000,000 shares of Common Stock, par value $.01 per share. The board of directors may increase or decrease the number of authorized shares without shareholder approval.

The Fund's charter provides for the establishment of separate series and separate classes of shares by the board of directors at any time. In the event series of shares are established, each series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series will be treated as separate entities. In the event additional classes of shares are established, each class of shares issued generally will be identical to every other class and expenses of the Fund or a series thereof (other than any fees or expenses attributable a particular class) would be prorated among all classes based upon relative net assets.

All shares of the Fund, regardless of class or series, have equal rights with respect to voting, except that the holders of a particular class or series of shares are not entitled to vote on any matter which does not affect any interest of that class or series. All classes and series of Fund shares vote together as a single class, except as otherwise required by applicable law. Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares voting together for election of directors may elect all the members of the Fund's board of directors. In such event, the remaining holders cannot elect any members of the board of directors.

There are no preemptive, conversion, or exchange rights applicable to any shares of the Fund. The outstanding shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

As of August 31, 2002, to Fund management's knowledge, the officers and directors of the Fund, as a group, owned less than 1% of the total outstanding shares of the Fund. As of August 31, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of the Fund. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Fund believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers:

        Charles Schwab & Co., Inc., as custodian                  27.04%
        101 Montgomery Street
        San Francisco, CA 94104

                                 TRANSFER AGENT

Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101, serves as the transfer agent for the Fund.

                                    CUSTODIAN

First Union National Bank, located at 123 South Broad Street, Philadelphia, PA 19103, serves as the custodian to the Fund.


                                  LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103, serves as counsel to the Fund.


                                     EXPERTS

The financial statements of the Fund for the year ended May 31, 2002, incorporated by reference into this SAI, have been audited by KPMG, LLP 1601 Market Street, Philadelphia, PA 19103, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The financial statements for the periods ended May 31, 2001 and prior have been audited by other auditors, whose reports, along with the Fund's financial statements, are included in the Fund's annual reports.

                                     PART C

                               OTHER INFORMATION

Item 23. Exhibits

         (a) Articles of Amendment and Restatement of the Registrant are incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 1.

         (b) Amended and Restated By-Laws of the Registrant are incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 1.

         (c) Not applicable.

         (d) Investment Management Agreement dated as of June 29, 1998, between the Registrant and Nevis Capital Management, Inc. (now Nevis Capital Management LLC) is incorporated by reference to Exhibit 5 to Pre-Effective Amendment No. 1.

         (e) Distribution Agreement dated as of June 29, 1998, between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit 6 to Pre-Effective Amendment No. 1.

         (f) Not applicable.

         (g) Custodian Agreement dated as of June 29, 1998, between the Registrant and First Union National Bank is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 2.


         (h) (1) Administration Agreement dated as of May 14, 2002, between the Registrant and SEI Investments Mutual Fund Services is filed herewith.


             (2) Transfer Agency and Services Agreement dated as of June 29,
                 1998, between the Registrant and Forum Shareholder Services, LLC is incorporated by reference to Exhibit 9(b) to Pre-Effective Amendment No. 1.

         (i) Opinion and Consent of Morgan, Lewis & Bockius LLP is filed herewith.

         (j) Consent of Independent Public Accountants is filed herewith.

         (k) Not applicable.

         (l) Initial Capital Agreement dated as of June 29, 1998, between the Registrant and Nevis Capital Management, Inc. (now Nevis Capital Management LLC) is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

         (m) Not applicable.

         (n) Not applicable.

         (p) (1) Code of Ethics for The Nevis Fund, Inc. is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 3.

             (2) Code of Ethics for Nevis Capital Management, Inc. (now Nevis
                 Capital Management LLC) is incorporated by reference to Exhibit
                 (p)(2) to Post-Effective Amendment No. 3.


             (3) Code of Ethics for SEI Investments Distribution Co. was filed as Exhibit (p) (1) with SEI Asset Allocation Trust Post-Effective Amendment No.9 on Form N-1A (File No. 33-64875) filed with the SEC on July 29, 2002. (Accession Number 0000912057-02-028886).

         (q) Powers of Attorney for Jon C. Baker, Bailey Morris-Eck, Joseph R. Hardiman, Charles E. Noell, David R. Wilmerding, III, and Christopher F. Salfi are incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 3.


Item 24.  Persons Controlled by or Under Common Control with the Funds

          None.

Item 25.  Indemnification

         Reference is made to Article Eight, Section 5 of the Articles of Amendment and Restatement and Article VII of the Amended and Restated By-Laws of the Registrant filed as Exhibits (a) and (b), respectively.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

          None.

Item 27.  Principal Underwriters

         (a) Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                      July 15, 1982
         SEI Liquid Asset Trust                      November 29, 1982
         SEI Tax Exempt Trust                        December 3, 1982
         SEI Index Funds                             July 10, 1985
         SEI Institutional Managed Trust             January 22, 1987
         SEI Institutional International Trust       August 30, 1988
         The Advisors' Inner Circle Fund             November 14, 1991
         STI Classic Funds                           May 29, 1992
         The Arbor Fund                              January 28, 1993
         Bishop Street Funds                         January 27, 1995
         STI Classic Variable Trust                  August 18, 1995
         SEI Asset Allocation Trust                  April 1, 1996
         SEI Institutional Investments Trust         June 14, 1996
         HighMark Funds                              February 15, 1997
         Armada Funds                                March 8, 1997
         Expedition Funds                            June 9, 1997
         Oak Associates Funds                        February 27, 1998
         CNI Charter Funds                           April 1,1999
         The Armada Advantage Fund                   May 1, 1999
         iShares Inc.                                January 28, 2000
         SEI Insurance Products Trust                March 29, 2000
         iShares Trust                               April 25, 2000
         Pitcairn Funds                              August 1, 2000
         First Focus Funds, Inc.                     October 1, 2000
         JohnsonFamily Funds, Inc.                   November 1, 2000
         The MDL Funds                               January 24, 2001
         Causeway Capital Management Trust           SEPTEMBER 20, 2001

The distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Directors, officers and partners of SEI Investments Distribution Co. are listed below. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

NAME                            POSITIONS AND OFFICES WITH UNDERWRITER          POSITIONS AND OFFICES WITH REGISTRANT
-----                           --------------------------------------          -------------------------------------

Alfred P. West, Jr.             Director, Chairman of the Board of Directors                     --
Richard B. Lieb                 Director, Executive Vice President                               --
Carmen V. Romeo                 Director                                                         --
Mark J. Held                    President & Chief Operating Officer                              --
Dennis J. McGonigle             Executive Vice President                                         --
Robert M. Silvestri             Chief Financial Officer & Treasurer                              --
Todd Cipperman                  Senior Vice President & General Counsel                          --
Carl A. Guarino                 Senior Vice President                                            --
Jack May                        Senior Vice President                                            --
Kevin P. Robins                 Senior Vice President                                            --
Patrick K. Walsh                Senior Vice President                                            --
Wayne M. Withrow                Senior Vice President                                            --
Robert Aller                    Vice President                                                   --
John D. Anderson                Vice President & Managing Director                               --
Timothy D. Barto                Vice President & Assistant Secretary                             --
Robert Crudup                   Vice President & Managing Director                               --
Richard A. Deak                 Vice President & Assistant Secretary                             --
Scott W. Dellorfano             Vice President & Managing Director                               --
Barbara Doyne                   Vice President                                                   --
Jeff Drennen                    Vice President                                                   --
Scott C. Fanatico               Vice President & Managing Director                               --
Vic Galef                       Vice President & Managing Director                               --
Steven A. Gardner               Vice President & Managing Director                               --
Lydia A. Gavalis                Vice President & Assistant Secretary                             --
Greg Gettinger                  Vice President & Assistant Secretary                             --
Kathy Heilig                    Vice President                                                   --
Jeff Jacobs                     Vice President                                                   --
Bridget Jensen                  Vice President                                                   --
Samuel King                     Vice President                                                   --
John Kirk                       Vice President & Managing Director                               --
Kim Kirk                        Vice President & Managing Director                               --
John Krzeminski                 Vice President & Managing Director                               --
Karen LaTourette                Secretary                                                        --
Alan H. Lauder                  Vice President                                                   --
Paul Lonergan                   Vice President & Managing Director                               --
Ellen Marquis                   Vice President                                                   --
Christine M. McCullough         Vice President & Assistant Secretary                             --
Carolyn McLaurin                Vice President & Managing Director                               --
Mark Nagle                      Vice President                                                   --
Joanne Nelson                   Vice President                                                   --
Rob Redican                     Vice President                                                   --
Maria Rinehart                  Vice President                                                   --
Steve Smith                     Vice President                                                   --
Daniel Spaventa                 Vice President                                                   --
Kathryn L. Stanton              Vice President                                                   --
Sherry K. Vetterlein            Vice President & Assistant Secretary                             --
Lori L. White                   Vice President & Assistant Secretary                             --
William E. Zitelli, Jr.         Vice President & Assistant Secretary                             --


         (c) Not applicable

Item 28.  Location of Accounts and Records

         The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1, 31a-2 and 31a-3 thereunder at its principal office located at 1119 St. Paul Street, Baltimore, MD 21202. Certain records may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's administrator, SEI Investments Mutual Fund Services, located at One Freedom Valley Drive, Oaks, PA 19456. Certain records may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's transfer agent, Forum Shareholder Services, LLC, located at Two Portland Square, Portland, ME 04101. Certain records relating to the physical possession of the Registrant's securities may be maintained at the offices of the Registrant's custodian, First Union National Bank, located at 530 Walnut Street, Mezzanine Level, Philadelphia, PA 19106.

Item 29.  Management Services

         Not applicable

Item 30.  Undertakings

         Not applicable

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 to the Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 24th day of September, 2002.


                                        THE NEVIS FUND, INC.


                                        By:  /S/ DAVID R. WILMERDING, III
                                             ------------------------------
                                             David R. Wilmerding, III
                                             President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          SIGNATURE                                       TITLE                                   DATE


/S/ DAVID R. WILMERDING, III           President (principal executive officer) and         September 24, 2002
----------------------------           Director
David R. Wilmerding, III

/S/ Peter Golden                       Controller, Treasurer and Chief Financial Officer   September 24, 2002
----------------------------
Peter Golden


*--------------------------            Director
Jon C. Baker

*---------------------------           Director
Joseph R. Hardiman

*---------------------------           Director
Bailey Morris-Eck

*---------------------------           Director
Charles E. Noell



*By /S/ DAVID R. WILMERDING, III                                                           September 24, 2002
    ----------------------------
    David R. Wilmerding, III
    Attorney-in-Fact
